Note 11 - Net Loss Per Share	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
11.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(12,753)	$(19,308)	$(28,837)	$(36,296)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	27,921,026	39,010,855	27,826,737	39,007,749

Net loss per share —basic and diluted	$(0.46)	$(0.49)	$(1.04)	$(0.93)

The effects of unvested restricted shares and share options were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive during the three and six months ended June 30, 2020 and 2021.